Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Note 25: - Balances and Transactions with Related Parties

a.	Balances with related parties

	December 31, 2024	December 31, 2023
	U.S. Dollars in thousands
Trade payables	$125	$96
Other accounts payables	$95	$45
b.	Transactions with employed/directors that accounts as related parties

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Remuneration of directors not employed by the Company or on its behalf	$400	$548	$331

c.	Transactions with key executive personnel (including non-related parties)

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Salary and Related Expenses	$3,862	$3,771	$3,590
Share-based payment	438	728	547
Total	$4,300	$4,499	$4,137

d.	Transactions with related parties

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Revenues	$-	$2,676	$5,298
Cost of Goods Sold	$29	$7	$19
General and administrative expenses	$159	$223	$214
e.	Terms of Transactions with Related Parties

Sales to related parties are conducted at market prices. Outstanding trade receivables due from related parties the end of the year bears no interest, and their settlement will be in cash. For the years ended December 31, 2024, 2023 and 2022, the Company recorded no allowance for doubtful accounts for trade receivable due from related parties.

1.	Tuteur SACIFIA (“Tuteur”), a company registered in Argentina, was formerly controlled by Mr. Ralf Hahn, the former Chairman of the Company’s Board of Directors, and its currently under the control of the Hahn family. Mr. Ralf Hahn’s son, Mr. Jonathan Hahn, currently the President and a director of Tuteur, served as a director of the Company from March 2010 until November 2023.

The Company has a long-standing distribution arrangement with Tuteur for distribution of GLASSIA and KAMRHO(D) in Argentina and several other South American countries. The original agreement was entered into in November 2001 and since was amended, restated several times, including being replaced by a new distribution agreement from May 2020, which was also amended several times since.

Tuteur was considered a related party until November 2023, and upon departure of Mr. Jonathan Hahn from the Company’s Board of Director it is no longer treated as such.

2.	FIMI, the leading private equity firm in Israel, beneficially owns approximately 38% of the Company’s outstanding ordinary shares and is a controlling shareholder of the Company, within the meaning of the Israeli Companies Law, 1999. Refer to Note 19 for further detail.

The following Israeli entities: E&M Computing Ltd., and SPIDER SOLUTIONS LTD, which are controlled by or affiliated with the FIMI Funds, are currently engaged by the Company for the provision of certain services relating to its continuous operations in non-material amounts and at market prices.